Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 1,518,907	$ 1,298,871	$ 1,347,724
Cost of revenue	(1,198,715)	(973,180)	(1,075,747)
Initial recognition and changes in fair value of biological assets and agricultural produce	143,081	87,858	215,941
Changes in net realizable value of agricultural produce after harvest	(28,437)	1,838	(22,293)
Margin on manufacturing and agricultural activities before operating expenses	434,836	415,387	465,625
General and administrative expenses	(103,880)	(70,320)	(84,287)
Selling expenses	(153,482)	(129,092)	(143,515)
Other operating income, net	4,824	25,590	1,870
Bargain purchase gain on acquisition	0	0	10,107
Profit from operations	182,298	241,565	249,800
Finance income	16,808	157,100	25,308
Finance costs	(166,441)	(122,087)	(137,600)
Other financial results - Net gain / (loss) of inflation effects on monetary items	2,421	28,816	(2,144)
Financial results, net	(147,212)	63,829	(114,436)
Profit before income tax	35,086	305,394	135,364
Income tax benefit / (expense)	57,015	(78,673)	(26,758)
Profit for the year	92,101	226,721	108,606
Attributable to:
Equity holders of the parent	92,340	226,291	108,138
Non-controlling interest	$ (239)	$ 430	$ 468
Earnings per share attributable to the equity holders of the parent during the year:
Basic earnings per share (USD per share)	$ 0.900	$ 2.113	$ 0.982
Diluted earnings per share (USD per share)	$ 0.896	$ 2.105	$ 0.979